UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Partner Fund Management, L.P.
Address:  One Market Plaza
          Steuart Tower,22nd Floor,
          San Francisco, CA. 94105

Form 13F File Number:    28-11241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct nd complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher M. James
Title:    Managing Partner
Phone:    415-281-1000

Signature, Place and Date of Signing:


/s/ Christopher M. James San Francisco, CA   May 8, 2007

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   69

Form 13F Information Table Value Total:     1,063,956 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                               <C
                                                               >
NAME OF ISSUER        TITLE             VALUE             SH/  PUT  INV. OTH     VOTING AUTH
                      OF     CUSIP      X1000   SHARES    PRN  /    DISC ER
                      CLASS                                    CAL  .    MGR
                                                               L
                                                                                SOLE   SHR  NON
                                                                                             E

ACTIVISION INC (NEW)  COM    004930202  9895    522456    SH        SOLE      522456
CMN
ADOBE SYSTEMS INC CMN COM    00724F101  29289   702368    SH        SOLE      702368
ALEXION               COM    015351109  18007   416453    SH        SOLE      416453
PHARMACEUTICALS INC
CMN
ALLEGHENY             COM    01741R102  11223   105192    SH        SOLE      105192
TECHNOLOGIES INC CMN
"ALLSCRIPTS           COM    01988P108  11265   420188    SH        SOLE      420188
HEALTHCARE
SOLUTION*S, INC. CMN"
AMERICA MOVIL SAB DE  COM    02364W105  11269   235810    SH        SOLE      235810
CV SPONSORED ADR CMN
SERIES L
"ANNALY CAPITAL       COM    035710409  11386   735543    SH        SOLE      735543
MANAGEMENT, INC CMN"
PUT/AGIX(AUBQZ)       PUT    047439104  341     9100      SH   PUT  SOLE      9100
@  2.5 EXP 05/19/2007
BIOVAIL CORP CMN      COM    09067J109  20730   948309    SH        SOLE      948309
BOYD GAMING CORP CMN  COM    103304101  49646   1042112   SH        SOLE      1042112
CIGNA CORP CMN        COM    125509109  3923    27502     SH        SOLE      27502
CVS/CAREMARK CORP CMN COM    126650100  41690   1221139   SH        SOLE      1221139
CVS/CAREMARK CORP
CABOT OIL & GAS       COM    127097103  11953   177550    SH        SOLE      177550
CORPORATION CMN
PUT/CNC(CNCPX)        PUT    15135B101  108     644       SH   PUT  SOLE      644
@  22.5 EXP
04/21/2007
CEPHALON INC CMN      COM    156708109  3369    47310     SH        SOLE      47310
COMCAST CORPORATION   COM    20030N200  10617   416860    SH        SOLE      416860
CMN CLASS A NON
VOTING
EMC CORPORATION MASS  COM    268648102  7522    543074    SH        SOLE      543074
CMN
ENDO PHARMACEUTICALS  COM    29264F205  34301   1166711   SH        SOLE      1166711
HLDGS INC CMN
FOMENTO ECONOMICO     COM    344419106  11065   100240    SH        SOLE      100240
MEXICANO SAB DE C.V.
NEW SPONS ADR REPSTG
UNIT 1 SER B SH
FOMENTO ECONOMICO
MEXICANO
GILEAD SCIENCES CMN   COM    375558103  68611   895116    SH        SOLE      895116
HEALTH NET INC CMN    COM    42222G108  17025   316396    SH        SOLE      316396
PUT/HNT(HNTQX)        PUT    42222G108  299     1900      SH   PUT  SOLE      1900
@  52.5 EXP
05/19/2007
"HOSPIRA, INC. CMN"   COM    441060100  32352   791004    SH        SOLE      791004
ICON PLC INC ADS (1   COM    45103T107  5976    140271    SH        SOLE      140271
ADS=1 ORD)
IMCLONE SYSTEMS       COM    45245W109  60155   1475475   SH        SOLE      1475475
INCORPORATED CMN
PUT/IMCL(QCIPF)       PUT    45245W109  11      1520      SH   PUT  SOLE      1520
@  30 EXP 04/21/2007
INTERMUNE INC CMN     COM    45884X103  11047   447972    SH        SOLE      447972
INTL GAME TECHNOLOGY  COM    459902102  90173   2233114   SH        SOLE      2233114
CMN
IONATRON INC CMN      COM    462070103  4074    874277    SH        SOLE      874277
K.V. PHARMACEUTICAL   COM    482740206  21335   862710    SH        SOLE      862710
CL-A CMN CLASS A
LABOPHARM INC. CMN    COM    504905100  1372    240707    SH        SOLE      240707
LABORATORY            COM    50540R409  2861    39390     SH        SOLE      39390
CORPORATION OF
AMER*ICA HOLDINGS CMN
MGI PHARMACEUTICALS   COM    552880106  7702    342784    SH        SOLE      342784
INC CMN
MATRIA HEALTHCARE INC COM    576817209  2972    112740    SH        SOLE      112740
CMN
MEDIMMUNE INC CMN     COM    584699102  10797   296689    SH        SOLE      296689
MICRUS ENDOVASCULAR   COM    59518V102  2109    88450     SH        SOLE      88450
CORP CMN
NCR CORPORATION CMN   COM    62886E108  13253   277437    SH        SOLE      277437
NEW RIVER             COM    648468205  23466   368792    SH        SOLE      368792
PHARMACEUTICALS INC.
CMN
NVIDIA CORP CMN       COM    67066G104  3493    121364    SH        SOLE      121364
OSI PHARMACEUTICALS   COM    671040103  11435   346513    SH        SOLE      346513
INC CMN
ONYX PHARMACEUTICALS  COM    683399109  5649    227412    SH        SOLE      227412
INC CMN
PRA INTERNATIONAL CMN COM    69353C101  5737    266112    SH        SOLE      266112
PAR PHARMACEUTICAL    COM    69888P106  12338   491145    SH        SOLE      491145
COS INC CMN
PATNI COMPUTERS       COM    703248203  760     32966     SH        SOLE      32966
SYSTEMS LTD SPONSORED
ADR CMN
PENWEST               COM    709754105  5721    567544    SH        SOLE      567544
PHARMACEUTICALS CO
CMN
PHARMACEUTICAL        COM    717124101  2822    83760     SH        SOLE      83760
PRODUCT DEVELOPMENT
INC
PRECISION CASTPARTS   COM    740189105  47467   456190    SH        SOLE      456190
CORP. CMN
QUALCOMM INC CMN      COM    747525103  29919   701333    SH        SOLE      701333
QWEST COMMUNICATIONS  COM    749121109  15585   1733582   SH        SOLE      1733582
INT'L INC COMMON
STOCK
REGENERON             COM    75886F107  4233    195790    SH        SOLE      195790
PHARMACEUTICAL INC
CMN
RITE AID CORP CMN     COM    767754104  8328    1443302   SH        SOLE      1443302
SAVIENT               COM    80517Q100  8852    736421    SH        SOLE      736421
PHARMACEUTICALS INC
CMN
SCHERING-PLOUGH CORP  COM    806605101  20528   804713    SH        SOLE      804713
CMN
SCIELE PHARMA INC CMN COM    808627103  5374    226962    SH        SOLE      226962
CLASS
SHIRE PLC SPONSORED   COM    82481R106  28733   464181    SH        SOLE      464181
ADR CMN
PUT/SIRF(QIRQY)       PUT    82967H101  474     2370      SH   PUT  SOLE      2370
@  27.5 EXP
05/19/2007
SPECTRANETICS CORP    COM    84760C107  2802    261848    SH        SOLE      261848
CMN
SPIRIT AEROSYSTEMS    COM    848574109  43622   1369610   SH        SOLE      1369610
HOLDINGS INC CMN
TAKE TWO INTERACTIVE  COM    874054109  10251   508999    SH        SOLE      508999
SOFTWARE INC
TEVA PHARMACEUTICAL   COM    881624209  10008   267380    SH        SOLE      267380
IND LTD ADS
TEXAS INSTRUMENTS     COM    882508104  5372    178471    SH        SOLE      178471
INC. CMN
"TRIAD HOSPITALS,     COM    89579K109  6889    131839    SH        SOLE      131839
INC. CMN"
UNIVERSAL HEALTH SVC  COM    913903100  19788   345579    SH        SOLE      345579
CL B CMN CLASS B
VANDA PHARMACEUTICALS COM    921659108  32419   1330835   SH        SOLE      1330835
INC. CMN
WATERS CORPORATION    COM    941848103  12596   217166    SH        SOLE      217166
COMMON STOCK
WATSON                COM    942683103  12789   483880    SH        SOLE      483880
PHARMACEUTICALS INC
CMN
WRIGHT MED GROUP INC  COM    98235T107  4077    182900    SH        SOLE      182900
CMN
XINHUA FINANCE MEDIA  COM    983982109  1436    130915    SH        SOLE      130915
LIMITED SPONSORED ADR
CMN
YAHOO! INC CMN        COM    984332106  11270   360181    SH        SOLE      360181

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